Common Stock (Details Narrative) (USD $)	12 Months Ended		48 Months Ended		1 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	May 30, 2009 Founder [Member]	Feb. 28, 2009 Private Investors [Member]	Feb. 08, 2010 Private Investors [Member]
Common stock, Issued	4,500,000	4,500,000	4,500,000	3,600,000		900,000
Common Stock Value	$ 450	$ 450	$ 450	$ 360
Sale of stock price per share						$ 0.001
Gross proceeds			$ 1,260		$ 900